Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: February 10, 2023

Payment Date	2/15/2023
Collection Period Start	1/1/2023
Collection Period End	1/31/2023
Interest Period Start	1/17/2023
Interest Period End	2/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$156,097,989.12	$28,084,951.08	$128,013,038.04	0.274588	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$768,380,989.12	$28,084,951.08	$740,296,038.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$771,772,199.11	$743,687,248.03	0.548246
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$771,772,199.11	$743,687,248.03
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$156,097,989.12	0.32000%	30/360	$41,626.13
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$768,380,989.12			$481,844.88

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$771,772,199.11	$743,687,248.03
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$771,772,199.11	$743,687,248.03
Number of Receivable Outstanding	51,120	50,331
Weight Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	45	44

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,524,631.80
Principal Collections	$28,020,754.80
Liquidation Proceeds	$100,578.37
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,645,964.97
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,645,964.97

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$643,143.50	$643,143.50	$—	$—	$30,002,821.47
Interest - Class A-1 Notes	$—	$—	$—	$—	$30,002,821.47
Interest - Class A-2 Notes	$41,626.13	$41,626.13	$—	$—	$29,961,195.34
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$29,662,050.34
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$29,570,712.34
First Allocation of Principal	$—	$—	$—	$—	$29,570,712.34
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$29,556,129.96
Second Allocation of Principal	$—	$—	$—	$—	$29,556,129.96
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$29,539,966.19
Third Allocation of Principal	$11,129,741.09	$11,129,741.09	$—	$—	$18,410,225.10
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,391,235.50
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,827,235.50
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,827,235.50
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,436,025.51
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,436,025.51
Remaining Funds to Certificates	$1,436,025.51	$1,436,025.51	$—	$—	$—
Total	$30,645,964.97	$30,645,964.97	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$771,772,199.11	$743,687,248.03
Note Balance	$768,380,989.12	$740,296,038.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	6	$64,196.28
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	38	$100,578.37
Monthly Net Losses (Liquidation Proceeds)			$(36,382.09)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.24%
Preceding Collection Period			—%
Current Collection Period			(0.06)%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$1,107,700.88
Cumulative Net Loss Ratio			0.08%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	85	$1,411,990.08
60-89 Days Delinquent	0.08%	33	$617,273.56
90-119 Days Delinquent	0.02%	10	$163,496.79
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	128	$2,192,760.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$46,881.66
Total Repossessed Inventory		4	$65,495.51

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		43	$780,770.35
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.08%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.38	0.05%	21	0.04%